Summary of Goodwill by Reportable Segment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Goodwill - December 31, 2023	$ 18,972,475	$ 2,171,526
Additions to goodwill (Note 5)	3,019,246	19,526,409
Goodwill - December 31, 2024	21,991,721	18,972,475	$ 2,171,526
Accumulated impairment losses
Impairment		(2,725,460)
Banzai Operating [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill - December 31, 2023	2,171,526	2,171,526
Additions to goodwill (Note 5)
Goodwill - December 31, 2024	2,171,526	2,171,526	2,171,526
Accumulated impairment losses
Impairment
Vidello [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill - December 31, 2023
Additions to goodwill (Note 5)	3,019,246
Goodwill - December 31, 2024	3,019,246
Open Reel [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill - December 31, 2023	16,800,949
Additions to goodwill (Note 5)		19,526,409
Goodwill - December 31, 2024	$ 16,800,949	16,800,949
Accumulated impairment losses
Impairment		$ (2,725,460)